RELATED PARTIES - Compensation of key management personnel (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Total	$ 59,022	$ 75,528	$ 53,035
Parent
Disclosure of transactions between related parties [line items]
Salaries	16,778	18,123	17,073
Short term benefits for employees	4,654	3,244	3,167
Total	21,432	21,367	20,240
Subsidiaries
Disclosure of transactions between related parties [line items]
Total	$ 37,590	$ 54,161	$ 32,795